Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of operating expenses

	2024
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	(233,845)	(195,064)	-	-	(428,909)
Credit analysis and collection costs	(111,864)	(35,994)	-	-	(147,858)
Customer services	(92,615)	(6,342)	-	-	(98,957)
Salaries and associated benefits	(74,253)	(349,910)	(18,310)	-	(442,473)
Credit and debit card issuance costs	(31,403)	(43,653)	-	-	(75,056)
Share-based compensation (note 10)	(12,055)	(351,431)	(9,183)	-	(372,669)
Specialized services expenses	-	(77,231)	-	-	(77,231)
Other personnel costs	(21,018)	(53,839)	(2,201)	-	(77,058)
Depreciation and amortization	(27,485)	(49,643)	-	-	(77,128)
Branding and advertising	-	-	(216,702)	-	(216,702)
Taxes on financial income	-	-	-	(341,990)	(341,990)
Others	(105)	(92,979)	-	(8,596)	(101,680)
Total	(604,643)	(1,256,086)	(246,396)	(350,586)	(2,457,711)

	2023
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	(186,651)	(174,557)	-	-	(361,208)
Credit analysis and collection costs	(89,293)	(41,316)	-	-	(130,609)
Customer services	(80,866)	(7,491)	-	-	(88,357)
Salaries and associated benefits	(72,478)	(300,559)	(20,994)	-	(394,031)
Credit and debit card issuance costs	(27,137)	(55,396)	-	-	(82,533)
Share-based compensation (note 10)	(2,770)	(251,769)	(1,075)	-	(255,614)
Specialized services expenses	-	(61,404)	-	-	(61,404)
Other personnel costs	(15,675)	(46,251)	(2,298)	-	(64,224)
Depreciation and amortization	(13,072)	(49,823)	-	-	(62,895)
Branding and advertising	-	-	(138,656)	-	(138,656)
Taxes on financial income (i)	-	-	-	(229,726)	(229,726)
Others	(140)	(53,724)	(7,999)	(20,705)	(82,568)
Total	(488,082)	(1,042,290)	(171,022)	(250,431)	(1,951,825)
(i)	Previously presented under “others” line.

	2022
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	(132,163)	(144,341)	-	-	(276,504)
Credit analysis and collection costs	(54,239)	(39,773)	-	-	(94,012)
Customer services	(74,438)	(9,559)	-	-	(83,997)
Salaries and associated benefits	(48,661)	(275,117)	(15,430)	-	(339,208)
Credit and debit card issuance costs	(13,174)	(43,689)	-	-	(56,863)
Share-based compensation (note 10)	-	(286,450)	-	-	(286,450)
Specialized services expenses	-	(39,842)	-	-	(39,842)
Other personnel costs	(8,553)	(41,494)	(1,425)	-	(51,472)
Depreciation and amortization	(3,965)	(31,616)	-	-	(35,581)
Branding and advertising	-	-	(136,142)	-	(136,142)
Taxes on financial income (i)	-	-	-	(120,399)	(120,399)
Others	(170)	(65,813)	-	(29,865)	(95,848)
Total	(335,363)	(977,694)	(152,997)	(150,264)	(1,616,318)
Share-based compensation - contingent share award termination (10b)	-	(355,573)	-	-	(355,573)
Total	(335,363)	(1,333,267)	(152,997)	(150,264)	(1,971,891)
(i)	Previously presented under “others” line.